Summary of Option and Share-Based Payment Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 38.77
Options granted	55.19
Options exercised	23.65
Ending balance	43.36	$ 38.77
Exercisable at May 31, 2018	$ 37.74
Number of Shares Under Option
Beginning balance	3,055
Options granted	540
Options exercised	(388)
Ending balance	3,207	3,055
Exercisable at May 31, 2018	1,865
SARs
Number of Shares Under Option
Weighted-average grant-date fair value per SAR	$ 12.90	$ 10.90	$ 10.73
Intrinsic value of options exercised	$ 11,100	$ 26,500	$ 22,300
Tax benefit from options exercised	3,400	9,700	8,100
Fair value of SARS vested	$ 6,500	$ 4,600	$ 4,000